Investments (Tables)	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Master Trust [Line Items]
EBP, Master Trust
The net assets of the DC Master Trust and the Plan's interest in Master Trust balances as of December 31, 2025 and 2024, are as follows:

	Master Trust Balances		Plan's Interest in Master Trust Balances
$ in thousands	2025	2024	2025	2024
Assets
At fair value:
Cash equivalents and short-term investment fund	$78,177	$93,059	$77,001	$91,680
U.S. equities	4,048,009	3,594,037	4,030,621	3,576,126
Common/collective trust funds	32,627,651	28,679,632	32,193,443	28,262,363
Collateral held under securities lending agreements	200,064	693,505	197,935	685,586
Total investments at fair value	36,953,901	33,060,233	36,499,000	32,615,755
At contract value:
Synthetic guaranteed investment contracts	3,052,155	3,161,481	3,005,171	3,112,812
Total investments at contract value	3,052,155	3,161,481	3,005,171	3,112,812
Dividends, interest, taxes and other receivables	213	284	210	281
Total assets	40,006,269	36,221,998	39,504,381	35,728,848
Liabilities
Due to broker for securities purchased and other payables	4,516	2,796	4,449	2,746
Collateral held under securities lending agreements	200,064	693,505	197,935	685,586
Total liabilities	204,580	696,301	202,384	688,332
Net assets of the DC Master Trust	$39,801,689	$35,525,697	$39,301,997	$35,040,516
Net investment income for the DC Master Trust for the plan year ended December 31, 2025, is as follows:

$ in thousands	2025
Investment income
Net appreciation in value of investments	$5,867,005
Interest	95,113
Dividends	65,793
Other income	2,255
Investment manager fees	(3,597)
Net investment income	$6,026,569